UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/15 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value

Auto components (1.2%)

Apollo Tyres, Ltd. (India)	28,413	$111,092

		111,092
Automobiles (2.6%)

Tata Motors, Ltd. (India)	16,142	151,940

UMW Holdings Bhd (Malaysia)	27,800	83,330

		235,270
Banks (18.5%)

Axis Bank, Ltd. (India)	12,506	118,527

Bank Negara Indonesia Persero Tbk PT (Indonesia)	122,500	60,440

Bank of China, Ltd. (China)	231,000	128,856

BOC Hong Kong Holdings, Ltd. (Hong Kong)	39,000	136,372

China Construction Bank Corp. (China)	308,000	246,689

CTBC Financial Holding Co., Ltd. (Taiwan)	317,993	201,772

DBS Group Holdings, Ltd. (Singapore)	5,000	72,825

Federal Bank, Ltd. (India)	48,523	110,949

Industrial & Commercial Bank of China, Ltd. (China)	212,000	151,950

King's Town Bank Co., Ltd. (Taiwan)	121,000	127,959

Philippine National Bank (Philippines)(NON)	52,242	99,401

United Overseas Bank, Ltd. (Singapore)	14,000	239,263

		1,695,003
Biotechnology (1.3%)

China Biologic Products, Inc. (China)(NON)	1,798	122,516

		122,516
Capital markets (—%)

BGP Holdings PLC (Malta)(F)	132,965	150

Yuanta Financial Holding Co., Ltd. (Taiwan)	1	—

		150
Chemicals (1.0%)

UPL, Ltd. (India)	14,884	88,300

		88,300
Construction and engineering (4.8%)

China Railway Group, Ltd. (China)	109,000	79,697

China Singyes Solar Technologies Holdings, Ltd. (China)	49,000	68,329

China WindPower Group, Ltd. (China)(NON)	1,260,000	77,844

IRB Infrastructure Developers, Ltd. (India)	39,895	172,750

Surya Semesta Internusa Tbk PT (Indonesia)	430,900	37,202

		435,822
Consumer finance (0.7%)

Shriram Transport Finance Co., Ltd. (India)	3,528	65,014

		65,014
Distributors (0.4%)

Jardine Cycle & Carriage, Ltd. (Singapore)	1,000	31,146

		31,146
Diversified financial services (1.1%)

Chailease Holding Co., Ltd. (Taiwan)	43,400	102,443

		102,443
Diversified telecommunication services (2.2%)

PCCW, Ltd. (Hong Kong)	185,564	123,163

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	343,100	76,344

		199,507
Electric utilities (2.0%)

Korea Electric Power Corp. (South Korea)	1,627	63,497

Tenaga Nasional Bhd (Malaysia)	30,300	120,744

		184,241
Electronic equipment, instruments, and components (0.8%)

Hollysys Automation Technologies, Ltd. (China)(NON)	2,753	69,348

		69,348
Energy equipment and services (1.6%)

Ezion Holdings, Ltd. (Singapore)	102,240	96,701

Ezra Holdings, Ltd. (Singapore)	113,360	44,626

		141,327
Health-care providers and services (1.8%)

CHC Healthcare Group (Taiwan)	37,000	73,526

China Pioneer Pharma Holdings, Ltd. (China)	120,000	88,943

		162,469
Hotels, restaurants, and leisure (1.4%)

Homeinns Hotel Group ADR (China)(NON)	2,833	70,570

Minor International PCL (Thailand)	51,800	57,371

		127,941
Household durables (3.3%)

Coway Co., Ltd. (South Korea)	596	47,674

Haier Electronics Group Co., Ltd. (China)	24,000	64,400

Skyworth Digital Holdings, Ltd. (China)	186,000	104,656

Techtronic Industries Co., Ltd. (Hong Kong)	26,500	86,654

		303,384
Household products (0.7%)

LG Household & Health Care, Ltd. (South Korea)	104	65,428

		65,428
Independent power and renewable electricity producers (2.2%)

China Resources Power Holdings Co., Ltd. (China)	52,000	144,610

Huadian Fuxin Energy Corp, Ltd. (China)	124,000	58,283

		202,893
Industrial conglomerates (1.2%)

JG Summit Holdings, Inc. (Philippines)	47,920	71,171

Keppel Corp., Ltd. (Singapore)	6,400	41,084

		112,255
Insurance (3.7%)

AIA Group, Ltd. (Hong Kong)	48,000	277,770

Samsung Life Insurance Co., Ltd. (South Korea)	602	61,644

		339,414
Internet and catalog retail (0.9%)

Ctrip.com International, Ltd. ADR (China)(NON)	1,534	72,949

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)	518	12,160

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

		85,112
Internet software and services (5.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	824	73,402

Baidu, Inc. ADR (China)(NON)	755	164,530

Tencent Holdings, Ltd. (China)	18,000	303,864

		541,796
IT Services (4.1%)

HCL Technologies, Ltd. (India)	7,595	219,470

Infosys, Ltd. (India)	4,524	155,426

		374,896
Life sciences tools and services (1.2%)

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)	2,830	113,483

		113,483
Media (0.6%)

Television Broadcasts, Ltd. (Hong Kong)	9,300	57,703

		57,703
Metals and mining (0.9%)

Hindustan Zinc, Ltd. (India)	27,806	78,648

		78,648
Pharmaceuticals (0.7%)

Glenmark Pharmaceuticals, Ltd. (India)	5,733	66,446

		66,446
Real estate management and development (5.6%)

Bumi Serpong Damai Tbk PT (Indonesia)	542,800	86,154

China Overseas Land & Investment, Ltd. (China)	26,000	74,832

China Resources Land, Ltd. (China)	22,000	55,846

Kawasan Industri Jababeka Tbk PT (Indonesia)	4,171,000	99,380

Kerry Properties, Ltd. (Hong Kong)	14,000	49,480

KWG Property Holding, Ltd. (China)	84,000	53,637

Supalai PCL (Thailand)	122,800	91,547

		510,876
Semiconductors and semiconductor equipment (9.3%)

Advanced Semiconductor Engineering, Inc. (Taiwan)	114,000	143,542

Lextar Electronics Corp. (Taiwan)	52,000	49,855

Powertech Technology, Inc. (Taiwan)	54,000	90,035

SK Hynix, Inc. (South Korea)(NON)	3,103	133,796

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	97,000	430,715

		847,943
Software (0.5%)

Golfzon Co., Ltd. (South Korea)	2,102	47,797

		47,797
Specialty retail (0.9%)

China ZhengTong Auto Services Holdings, Ltd. (China)	168,000	83,916

		83,916
Technology hardware, storage, and peripherals (6.9%)

Catcher Technology Co., Ltd. (Taiwan)	11,000	96,241

Samsung Electronics Co., Ltd. (South Korea)	430	531,488

		627,729
Transportation infrastructure (0.6%)

Adani Ports & Special Economic Zone, Ltd. (India)	10,657	58,599

		58,599
Water utilities (1.3%)

Sound Global, Ltd. (China)(NON)	119,000	120,568

		120,568
Wireless telecommunication services (4.6%)

Bharti Infratel, Ltd. (India)	11,992	70,057

China Mobile, Ltd. (China)	27,000	353,700

		423,757

Total common stocks (cost $8,058,568)		$8,834,232

INVESTMENT COMPANIES (2.4%)(a)
	Shares	Value

ChinaAMC CSI 300 Index ETF (China)	16,800	$91,137

Market Vectors Vietnam ETF (Vietnam)	7,150	130,774

Total investment companies (cost $229,079)		$221,911

SHORT-TERM INVESTMENTS (2.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)	187,314	$187,314

Total short-term investments (cost $187,314)		$187,314

TOTAL INVESTMENTS

Total investments (cost $8,474,961)(b)		$9,243,457

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 1, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,154,242.
(b)	The aggregate identified cost on a tax basis is $8,488,311, resulting in gross unrealized appreciation and depreciation of $1,091,147 and $336,001, respectively, or net unrealized appreciation of $755,146.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $12,163, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$574,779	$3,649,014	$4,036,479	$177	$187,314
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $4 to cover the settlement of certain securities.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	32.9%
	India	15.9
	Taiwan	14.2
	South Korea	10.3
	Hong Kong	7.9
	Singapore	5.7
	Indonesia	3.9
	Malaysia	2.2
	United States	2.0
	Philippines	1.9
	Thailand	1.6
	Vietnam	1.4
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$200,890	$822,511	$12,163
Consumer staples	—	65,428	—
Energy	—	141,327	—
Financials	91,547	2,621,203	150
Health care	235,999	228,915	—
Industrials	—	606,676	—
Information technology	307,280	2,202,229	—
Materials	—	166,948	—
Telecommunication services	—	623,264	—
Utilities	—	507,702	—
Total common stocks	835,716	7,986,203	12,313
Investment companies	130,774	91,137	—
Short-term investments	187,314	—	—

Totals by level	$1,153,804	$8,077,340	$12,313

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015